Property, Plant and Equipment - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gross Cost	$ 19,739	$ 19,374
Accumulated Depreciation	(16,244)	(16,280)
Net Cost	3,495	3,094
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	79	81
Net Cost	79	81
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	902	891
Accumulated Depreciation	(487)	(479)
Net Cost	415	412
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	3,170	3,074
Accumulated Depreciation	(2,748)	(2,782)
Net Cost	422	292
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	14,882	14,529
Accumulated Depreciation	(12,582)	(12,569)
Net Cost	2,300	1,960
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	381	397
Accumulated Depreciation	(334)	(351)
Net Cost	47	46
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	123	118
Accumulated Depreciation	(93)	(99)
Net Cost	30	19
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	202	284
Net Cost	$ 202	$ 284